Organization (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net cash provided by operating activities	$ 127,427	¥ 887,112	¥ 1,214,774	¥ 2,284,077
Net cash used in investing activities	(132,445)	(922,049)	(6,468)	(2,941,921)
Net cash provided by (used in) financing activities	(162,328)	(1,130,093)	(686,883)	2,205,523
VIEs
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net cash provided by operating activities	322,063	2,242,135	1,204,835	2,284,077
Net cash used in investing activities	(131,253)	(913,760)	(9,916)	(2,941,921)
Net cash provided by (used in) financing activities	$ (160,149)	¥ (1,114,926)	¥ (998,814)	¥ 2,205,523